DEPOSITS	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
DEPOSITS
NOTE F - DEPOSITS

Deposits consist of the following major classifications at December 31:

Deposit type and weighted-average
interest rate

	2014	2013
	(In thousands)

NOW accounts
2014 – 0.09%	$87,783
2013 – 0.09%		$86,667
Passbook accounts
2014 – 0.06%	35,841
2013 – 0.08%		35,217
Money market demand deposit
2014 – 0.20%	118,747
2013 – 0.20%		121,268
Total demand, transaction and passbook deposits	242,371	243,152

Certificates of deposit Original maturities of:
Less than 12 months
2014 – 1.96%	48,835
2013 – 2.25%		69,220
12 to 18 months
2014 – 0.53%	57,388
2013– 0.42%		57,143
24 months – 36 months
2014 – 0.56%	22,339
2013 – 0.65%		30,150
Over 36 months
2014 – 1.74%	80,851
2013 – 1.84%		69,722

Total certificates of deposit	209,413	226,235

Total deposits	$451,784	$469,387
The Savings Bank had deposit accounts with balances in excess of $250,000 totaling $48.7 million and $46.3 million, including intercompany accounts totaling $7.6 million and $6.3 million, which are eliminated in consolidation at December 31, 2014 and 2013, respectively.  At December 31, 2014 the standard maximum deposit insurance amount was $250,000.

Interest expense on deposits is summarized as follows at December 31:

	2014	2013	2012
	(In thousands)

Passbook savings and money market demand deposits	$263	$273	$428
NOW deposits	73	71	104
Certificates of deposit	2,650	3,278	4,152

	$2,986	$3,622	$4,684

Maturities of outstanding certificates of deposit are summarized as follows at December 31:

	2014	2013
	(In thousands)

Less than six months	$68,592	$61,913
Six months to one year	46,017	47,605
Over one year to three years	67,155	92,283
Over three years	27,649	24,434

	$209,413	$226,235

In the ordinary course of business, the Corporation accepted deposits from officers and directors.  At December 31, 2014 and 2013, total deposits from officers and directors totaled approximately $840,000 and $1.4 million, respectively.